Item G.1.a.ii. Provision of financial support. If the Registrant responded “YES” to Item B.14., provide the following information (unless the Registrant is a Money Market Fund):

(a)	Description of nature of support: cash investment
(b)	Person providing support: Pacific Life Insurance Company
(c)	Brief description of relationship between the person providing support and the Registrant: Pacific Life Insurance Company is the Administrator of the Registrant
(d)	Date support provided: October 31, 2019
(e)

Amount of support.  $2,845,000

•         Pacific Dynamix Conservative Growth Class P – $56,000

•         Pacific Dynamix Moderate Growth Class P – $246,000

•         Pacific Dynamix Growth Class P - $81,000

•         Portfolio Optimization Conservative Class P - $156,000

•         Portfolio Optimization Moderate-Conservative Class P - $244,000

•         Portfolio Optimization Moderate Class P - $994,000

•         Portfolio Optimization Growth Class P - $851,000

•         Portfolio Optimization Aggressive-Growth Class P - $194,000

•         PSF DFA Balanced Allocation Class P - $23,000

(f)

Security supported (if applicable). Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).  Not applicable

(g)	Value of security supported on date support was initiated (if applicable). Not applicable
(h)	Brief description of reason for support. To temporarily support the expenses relating to the new share class for these existing Funds until sufficient sales occur.
(i)	Term of support. None
(j)	Brief description of any contractual restrictions relating to support. None